Guarantor Subsidiaries (Consolidating Statement Of Changes In Equity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended				3 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended				3 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Mar. 31, 2014 APIC [Member]	Dec. 31, 2013 APIC [Member]	Mar. 31, 2013 Net Parent Investment [Member]	Dec. 31, 2013 Net Parent Investment [Member]	Dec. 31, 2012 Net Parent Investment [Member]	Dec. 31, 2011 Net Parent Investment [Member]	Mar. 31, 2014 Retained Earnings [Member]	Dec. 31, 2013 Retained Earnings [Member]	Mar. 31, 2014 Eliminations [Member]	Dec. 31, 2013 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member]	Dec. 31, 2013 Eliminations [Member] Common Stock [Member]	Mar. 31, 2014 Eliminations [Member] Common Stock [Member]	Dec. 31, 2013 Eliminations [Member] APIC [Member]	Mar. 31, 2014 Eliminations [Member] APIC [Member]	Dec. 31, 2013 Eliminations [Member] Net Parent Investment [Member]	Mar. 31, 2013 Eliminations [Member] Net Parent Investment [Member]	Dec. 31, 2011 Eliminations [Member] Net Parent Investment [Member]	Dec. 31, 2010 Eliminations [Member] Net Parent Investment [Member]	Mar. 31, 2014 Eliminations [Member] Retained Earnings [Member]	Mar. 31, 2014 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Mar. 31, 2014 Parent Company [Member] Common Stock [Member]	Dec. 31, 2013 Parent Company [Member] Common Stock [Member]	Dec. 31, 2013 Parent Company [Member] APIC [Member]	Mar. 31, 2014 Parent Company [Member] APIC [Member]	Mar. 31, 2014 Parent Company [Member] Retained Earnings [Member]	Mar. 31, 2014 Issuer [Member]	Mar. 31, 2013 Issuer [Member]	Dec. 31, 2013 Issuer [Member]	Dec. 31, 2012 Issuer [Member]	Dec. 31, 2011 Issuer [Member]	Dec. 31, 2013 Issuer [Member] Common Stock [Member]	Mar. 31, 2014 Issuer [Member] Common Stock [Member]	Mar. 31, 2014 Issuer [Member] APIC [Member]	Dec. 31, 2013 Issuer [Member] APIC [Member]	Mar. 31, 2013 Issuer [Member] Net Parent Investment [Member]	Dec. 31, 2013 Issuer [Member] Net Parent Investment [Member]	Dec. 31, 2012 Issuer [Member] Net Parent Investment [Member]	Dec. 31, 2011 Issuer [Member] Net Parent Investment [Member]	Mar. 31, 2014 Issuer [Member] Retained Earnings [Member]	Dec. 31, 2013 Issuer [Member] Retained Earnings [Member]	Mar. 31, 2014 Guarantor Subsidiaries [Member]	Mar. 31, 2013 Guarantor Subsidiaries [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member] Common Stock [Member]	Mar. 31, 2014 Guarantor Subsidiaries [Member] Common Stock [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member] APIC [Member]	Mar. 31, 2014 Guarantor Subsidiaries [Member] APIC [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Mar. 31, 2013 Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Mar. 31, 2014 Guarantor Subsidiaries [Member] Retained Earnings [Member]	Mar. 31, 2014 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member] APIC [Member]	Mar. 31, 2014 Non-Guarantor Subsidiaries [Member] APIC [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Mar. 31, 2014 Non-Guarantor Subsidiaries [Member] Retained Earnings [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member] Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	$ 656,336			$ 1,120,946	$ 1,104,451				$ 1,118,947	$ 1,104,451	$ 1,118,947	$ 1,808,150	$ 467		$ 548,293		$ 1,104,451	$ 1,104,451	$ 1,118,947	$ 1,808,150	$ 107,576		$ (1,492,776)	$ (1,316,577)	$ (190,461)		$ (61)		$ (1,316,516)	$ (190,461)	$ (190,461)	$ (190,461)	$ (190,461)		$ 1,336,414	$ 1,228,837	$ 467			$ 1,228,370		$ 587,713	$ 1,123,467	$ 1,123,467				$ 1	$ 548,758		$ 1,123,467	$ 1,123,467	$ 1,043,914	$ 1,788,796	$ 38,954		$ 52,064	$ 53,895	$ 53,895				$ 60		$ 52,004	$ 53,895	$ 2,166	$ (46,108)	$ 53,895		$ 104,299	$ 117,550	$ 117,550				$ 35,677	$ 117,550	$ 117,550	$ 263,328	$ 255,923	$ 68,622
Net income	9,633	93,600	41,700	77,600	22,047	19,100	11,000	66,200	(12,700)	235,033	83,568	324,020					22,047	127,457	83,568	324,020	9,633	107,576												(176,199)							107,576	7,636	23,468	154,136	138,417	357,130					23,467	114,668	138,416	306,327	76,259	38,954	(1)	(1)	(1)	(2)	(13)							234		(1)	1,998	(1,420)	80,898	(54,847)	(33,097)			(1,420)	12,789	(54,848)	17,459	1,998	68,622
Dividend paid to former parent										(650,000)								(650,000)																																		(650,000)
Net transfers to/between former parent					(5,552)					(36,062)	(98,064)	(1,013,223)					(5,552)	(36,062)	(98,064)	(1,013,223)																															(5,552)	(36,062)	(58,863)	(1,051,209)													51,729	48,040												(90,930)	(10,054)
Issuance of common stock	(311)												1		(312)																						1												(312)
Issuance of stock at the separation and distribution														467		(467)										(61)												467									1			(467)												60
Reclassification of net parent investment to APIC																545,846		(545,846)										(1,316,516)		190,461									1,228,370											546,311		(552,073)												52,004		(53,895)										35,677			(130,339)
Share-based compensation expense	2,522									2,914					2,522	2,914																																	2,522	2,914
Balance	$ 668,180	$ 656,336			$ 1,120,946	$ 1,104,451				$ 656,336	$ 1,104,451	$ 1,118,947	$ 468	$ 467	$ 550,503	$ 548,293	$ 1,120,946		$ 1,104,451	$ 1,118,947	$ 117,209	$ 107,576	$ (1,492,776)	$ (1,316,577)	$ (190,461)	$ (61)	$ (61)	$ (1,316,516)	$ (1,316,516)		$ (190,461)	$ (190,461)	$ (190,461)	$ (176,199)	$ 1,336,414	$ 1,228,837	$ 468	$ 467	$ 1,228,370	$ 1,228,370	$ 107,576	$ 666,182		$ 587,713	$ 1,123,467		$ 1	$ 1	$ 550,968	$ 548,758	$ 1,141,382		$ 1,123,467	$ 1,043,914	$ 115,213	$ 38,954	$ 52,063		$ 52,064	$ 53,895		$ 60	$ 60	$ 52,004	$ 52,004		$ 53,895	$ 2,166	$ 53,895	$ (1)	$ 106,297		$ 104,299	$ 117,550		$ 35,677	$ 35,677	$ 116,130		$ 117,550	$ 263,328	$ 70,620	$ 68,622